Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of the Estimated Useful Lives and Depreciation Method

Property and equipment Cost in €‘000	Land and buildings	Other facilities and equipment	Work in Progress	Total
Balance as of January 1, 2020	38,227	19,339	698	58,264
Additions	5,374	1,872	320	7,566
Disposals	(1,347)	(1,689)	—	(3,036)
Reclassification	1,031	—	(1,031)	—
Translation adjustments	(2,199)	(454)	16	(2,637)

Balance as of December 31, 2020	41,086	19,068	3	60,157

Additions	2,961	5,807	23	8,791
Additions through business combinations	433	3,356	—	3,789
Disposals	(2,325)	(398)	(8)	(2,731)
Translation adjustments	1,569	514	1	2,084

Balance as of December 31, 2021	43,724	28,347	19	72,090

Accumulated depreciation in €‘000
Balance as of January 1, 2020	(6,989)	(12,346)	—	(19,335)
Additions	(6,763)	(3,004)	—	(9,767)
Disposals	532	1,627	—	2,159
Translation adjustments	495	274	—	769

Balance as of December 31, 2020	(12,725)	(13,449)	—	(26,174)

Additions	(6,266)	(4,061)	—	(10,327)
Disposals	964	192	—	1,156
Translation adjustments	(478)	(344)	—	(822)

Balance as of December 31, 2021	(18,505)	(17,662)	—	(36,167)

Carrying amount
As of December 31, 2020	28,361	5,619	3	33,983

As of December 31, 2021	25,219	10,685	19	35,923